UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       January 31, 2007 to March 15, 2007


Commission File Number of issuing entity: 333-132375-17


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       61-1524622, 61-1524624, 61-1524625
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On March 15, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-A, Revolving Home Equity Loan Asset Backed Notes, Series 2007-A.

        The distribution report  is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Statement to Noteholders on March 15, 2007  is filed  as Exhibit
        99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: March 27, 2007

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders


                                  EXHIBIT 99.1
              CWHEQ Revolving Home Equity Loan Trust, Series 2007-A
                                 March 15, 2007


                                Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Report   ......................................................  8
Historical Delinquency Trend Report   .....................................  8
Bankruptcy Group Report   .................................................  8
Foreclosure Group Report   ................................................  8
REO Group Report   ........................................................  9
BK FC REO Historical Trend Report   .......................................  9
Credit Enhancer and Trigger Information   ................................. 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Sean T McCullough
                      Bank of New York - ITS - Global Debt
                              601 Travis, Floor 16
                              Houston, Texas 77002
                    Tel: (713) 483-6480 / Fax: (713) 483-6627


                                      CWHEQ Revolving Home Equity Loan Trust, Series 2007-A
                                                         March 15, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A        1,200,000,000.00   1,200,000,000.00  44,245,158.36     7,812,861.11  52,058,019.47     0.00       0.00    1,155,754,841.64
EP                 100.00             100.00           0.00             0.00           0.00     0.00       0.00              100.00
R1                 100.00             100.00           0.00             0.00           0.00     0.00       0.00              100.00
R2                 100.00             100.00         100.00             0.00         100.00     0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,200,000,300.00   1,200,000,300.00  44,245,258.36     7,812,861.11  52,058,119.47     0.00       0.00    1,155,755,041.64
-----------------------------------------------------------------------------------------------------------------------------------
C        1,200,000,000.00   1,200,000,000.00           0.00         5,793.54       5,793.54     0.00       0.00    1,200,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A          126682AA1      1,000.00000000      36.87096530     6.51071759      43.38168289       963.12903470         5.450833%
EP         126682AE3      1,000.00000000       0.00000000     0.00000000       0.00000000     1,000.00000000         0.000000%
R1         126682AC7      1,000.00000000       0.00000000     0.00000000       0.00000000     1,000.00000000         0.000000%
R2         126682AD5      1,000.00000000   1,000.00000000     0.00000000   1,000.00000000         0.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    1,000.00000000      36.87103942     6.51071596      43.38175538       963.12896058
-----------------------------------------------------------------------------------------------------------------------------------
C          126682AB9      1,000.00000000       0.00000000     0.00482795       0.00482795     1,000.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2007-A
                                                         March 15, 2007

General Information:
Record Date                                                                                                          03/14/2007
LIBOR Determination Date                                                                                             01/29/2007
Payment Date                                                                                                         03/15/2007
Determination Date                                                                                                   03/12/2007
Interest Period
Beginning                                                                                                            01/31/2007
Ending                                                                                                               02/14/2007
Number of Days in Interest Period                                                                                            43
Collection Period
Beginning                                                                                                            02/01/2007
Ending                                                                                                               02/28/2007

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                7,573,612.11
Principal payments on Mortgage Loans                                                                              56,825,737.55
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                  138,618.67
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                   54,324.23
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                        2,507,629.23
Others                                                                                                                57,668.08
Total Deposits                                                                                                    67,157,589.87

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             77,073,930.27
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      141,782.96
Total Withdrawals                                                                                                 77,215,713.23

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   77,073,930.27
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                   35,486,439.76
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                              624,569.28
Total Deposits                                                                                                   113,184,939.31

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                113,184,939.31
Total Withdrawals                                                                                                113,184,939.31

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00

Cash Released from Principal Reserve Fund                                                                                100.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                         77,710,685.15
Group 1

Investor Interest Collections                                                                                      8,047,987.98
Principal Collections                                                                                             44,245,158.36
Subordinated Transferor Collections                                                                                    5,793.54
Credit Enhancement Draw Amount                                                                                             0.00
Net Draws Principal Payment                                                                                       25,417,538.81

Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                            497,573.41
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           497,573.41

Liquidation Expenses and indemnification of payments related to the Class A Note owing to the Master Servicer              0.00
Liquidation Expenses and indemnification of payments related to the Class A Note paid to the Master Servicer               0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                         0.00
Amount paid to the Loan Insurance Policy Provider                                                                          0.00

Premium amount owing to the Insurer                                                                                  229,333.33
Premium amount paid to the Insurer                                                                                   229,333.33

Credit Enhancement Draw Amounts related to the Class A Note                                                                0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class A Note                                                                0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class A
Note Interest owing to Class A Note prior to distributions                                                         7,812,861.11
Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                            0.00
Unpaid Investor Interest Shortfall owing to Class A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                0.00
Aggregate Investor Interest owing to Class A Note Prior to distributions                                           7,812,861.11
Aggregate Investor Interest paid to Class A Note                                                                   7,812,861.11
Unpaid Investor Interest Shortfall for Class A Note after distributions                                                    0.00
Unpaid Investor Interest Shortfall for Class A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class A Note prior to distributions                                                   0.00
Basis Risk Carryforward paid to the Class A Note                                                                           0.00
Basis Risk Carryforward for the Class A Note remaining after distributions                                                 0.00

Principal Payments
Class A

Investor Loss Amount owing to Class A Note prior to distributions                                                          0.00
Investor Loss Amount paid to Class A Note                                                                                  0.00

Investor Loss Reduction Amount owing to Class A Note prior to distributions
Investor Loss Reduction Amount paid to Class A Note                                                                        0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions                                              0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class A Note prior to distributions                                          0.00
Accelerated Principal Payment Amount paid to Class A Note                                                                  0.00

Scheduled Principal Collections Payment Amount owing to Class A Note prior to distributions                       44,232,972.76
Scheduled Principal Collections Payment Amount paid to Class A Note                                               44,232,972.76

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class A Note                                                                                           0.00
Unpaid Required Amount for Class A Note after making distributions above                                                   0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                          0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                           30,000,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                  5,793.54
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class A Note                                                                                      0.00
Investor Floating Allocation Percentage for Class A Note                                                                100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class A Note                                                                                      0.00

Delinquent Mortgage Loans
        Delinquency Report
                                    Number of Loans   Principal Balance    Percentage
        30 to 59 Days Delinquent          271           21,520,688.02       1.8620%
        60 to 89 Days Delinquent            1               35,999.94       0.0031%
        90 to 179 Days Delinquent           0                    0.00       0.0000%
        180 to 269 Days Delinquent          0                    0.00       0.0000%
        270 Plus Days Delinquent            0                    0.00       0.0000%
        Total                             272           21,556,687.96       1.8652%


Bankruptcy Group Report
        Group Number      Number of Loans    Principal Balance    Percentage
              1                  3               197,268.33         0.02%
        Total                    3               197,268.33         0.02%

Foreclosure Group Report
        Group Number      Number of Loans    Principal Balance    Percentage
              1                  0                    0.00          0.00%
        Total                    0                    0.00          0.00%

REO Group Report
        Group Number      Number of Loans    Principal Balance    Percentage
              1                  0                    0.00          0.00%
        Total                    0                    0.00          0.00%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                    54,324.23
Mortgage Loans repurchased by Sponsor for Modifications                                                              138,618.67

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                   1,164,513,560.24
Prefunding Amt                                                                                                    35,474,254.16
Ending Loan Group Balance                                                                                      1,155,754,841.64
Change in Loan Group Balance                                                                                       8,758,718.60
Principal Collections                                                                                             69,650,511.57
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                      25,417,538.81
Balance Check                                                                                                              0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                7,920,992.11
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     8,545,561.39
Servicing Fee                                                                                                        497,573.41
Investor Interest Collections                                                                                      8,047,987.98

Beginning Loan Group Balance                                                                                   1,164,513,560.24
Principal payments on Mortgage Loans                                                                              69,650,511.57
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   69,650,511.57
Investor Principal Collections                                                                                    69,650,511.57
Additional Balances                                                                                               25,417,538.81
Ending Principal Balances                                                                                      1,155,754,841.64
Total Collections                                                                                                 77,698,499.55
Scheduled Principal Payment                                                                                       44,232,972.76

Mortgage Loans Average Daily Balance                                                                           1,183,030,320.24
Number of Mortgage Loans at beginning of Collection Period                                                               18,836
Number of Mortgage Loans at end of Collection Period                                                                     18,811
Loan Group Balance at beginning of Collection Period                                                           1,164,513,560.24
Loan Group Balance at end of Collection Period                                                                 1,155,754,841.64

Note Principal Balance of the Class A Note                                                                     1,155,754,841.64
Original Note Principal Balance of the Class A Note                                                            1,200,000,000.00
Class A Factor                                                                                                             0.96

Weighted average remaining term of Mortgage Loans                                                                        290.66
Weighted Average Loan Rate                                                                                           10.582582%
Weighted Average Net Loan Rate                                                                                        9.922582%

Excess Interest                                                                                                        5,793.54

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        311,999.81
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     311,999.81
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.03%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      311,999.81
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   311,999.81
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.03%

Loans with Credit Limit Modification - current                                                                       250,829.00
Loans with Credit Limit Modification - cumulative                                                                    250,829.00
Loans with Credit Limit Modification - % of Initial                                                                       0.02%

Loans with Gross Margin Modification - current                                                                       229,243.57
Loans with Gross Margin Modification - cumulative                                                                    229,243.57
Loans with Gross Margin Modification - % of Initial                                                                       0.02%


Copyright 2007 Bank of New York & Co. All rights reserved.